Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Revenue	$ 121,329	$ 100,002	$ 75,826
Less: Royalty	(6,083)	(5,007)	(3,854)
Production costs	(53,126)	(43,711)	(36,400)
Depreciation	(8,046)	(4,628)	(4,434)
Gross profit	54,074	46,656	31,138
Other income	46	4,765	2,274
Other expenses	(7,136)	(5,315)	(666)
Administrative expenses	(9,091)	(7,997)	(5,637)
Cash-settled share-based expense	(477)	(1,413)	(689)
Net foreign exchange gain	1,184	4,305	29,661
Profit on sale of subsidiary	0	0	5,409
Fair value losses on derivative instruments	(240)	(266)	(601)
Operating profit	38,360	40,735	60,889
Finance income	14	62	146
Finance cost	(375)	(367)	(344)
Profit before tax	37,999	40,430	60,691
Tax expense	(14,857)	(15,173)	(10,290)
Profit for the year	23,142	25,257	50,401
Other comprehensive income
Exchange differences on translation of foreign operations	(531)	(173)	49
Reclassification of accumulated exchange differences on the sale of subsidiary	0	0	(2,109)
Total comprehensive income for the year	22,611	25,084	48,341
Profit attributable to:
Owners of the Company	18,405	20,780	42,018
Non-controlling interests	4,737	4,477	8,383
Profit for the year	23,142	25,257	50,401
Total comprehensive income attributable to:
Owners of the Company	17,874	20,607	39,958
Non-controlling interests	4,737	4,477	8,383
Total comprehensive income for the year	$ 22,611	$ 25,084	$ 48,341
Earnings per share
Basic earnings per share ($) (in dollars per share)	$ 1.49	$ 1.73	$ 3.82
Diluted earnings per share ($) (in dollars per share)	$ 1.48	$ 1.73	$ 3.81